Investments in Joint Ventures (Details) - USD ($) $ in Billions	Dec. 31, 2016	Dec. 31, 2015
Investments in Joint Ventures (Details) [Line Items]
Minimum percentage of noncontrolling ownership interest in joint ventures, percent	33.00%
Maximum percentage of noncontrolling ownership interest in joint ventures, percent	95.00%
Equity investments fair value joint ventures	$ 5.6	$ 4.1
Accounts proportionate share of mortgage loans payable within joint venture investments at fair value	2.1	1.6
Accounts share in outstanding principal of mortgage loans payable within joint ventures	$ 2.1	$ 1.6
DDRTCLLC
Investments in Joint Ventures (Details) [Line Items]
Percentage of net assets in joint venture investments, percent	3.50%
Percentage of invested assets in joint venture investments, percent	3.10%